Payroll expenses and compensation - Summary of payroll expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of payroll expenses [Abstract]
Salary, payroll tax, benefits, other	$ 14,917	$ 19,219	$ 16,801
Share-based compensation	2,755	2,531	2,969
Total	$ 17,672	$ 21,750	$ 19,770